Gains (losses) from operating activities in the statement of income, included according to their nature (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Depreciation of Right-of-use Assets (contracts under IFRS 16)	$ (8,431)	$ (7,951)
Expenses related to Variable Parts Leases (IFRS 16)	(1,133,000)	(1,096,000)
Total	(1,334,321)	(1,383,603)	$ (1,485,631)
Cost Of Sales [Member]
Statement [Line Items]
Remuneration and benefits to employees	(287,877)	(271,912)	(260,869)
Raw material and supplies	(178,956)	(178,493)	(203,571)
Depreciation expense	(182,410)	(188,157)	(212,641)
Depreciation of Right-of-use Assets (contracts under IFRS 16)	(5,814)	(5,450)	0
Amortization expense	(12,655)	(5,102)	(6,376)
Investment plan expenses	(14,286)	(18,367)	(11,860)
Provision for site closure	(911)	(911)	(2,045)
Provision for materials, spare parts and supplies	640	(7,500)	1,721
Contractors	(142,001)	(120,793)	(120,923)
Operating leases	(57,461)	(47,708)	(37,245)
Mining concessions	(6,645)	(7,856)	(8,168)
Operations transport	(68,730)	(56,376)	(64,352)
Freight and product transport costs	(52,156)	(46,264)	(51,387)
Purchase of products from third parties	(224,115)	(210,583)	(182,695)
Insurance	(17,657)	(16,968)	(11,923)
CORFO right	(74,418)	(143,861)	(182,954)
Export costs	(71,718)	(75,908)	(107,418)
Expenses related to Variable Parts Leases (IFRS 16)	(1,133)	(1,037)	0
Variation in inventory	97,467	52,557	20,597
Variation in inventory provision	7,244	17,107	(8,997)
Other expenses, by nature	(40,729)	(50,021)	(34,525)
Total	$ (1,334,321)	$ (1,383,603)	$ (1,485,631)